Premises and equipment	12 Months Ended
Mar. 31, 2024
Premises and equipment
6. Premises and equipment
Premises and equipment at March 31, 2023 and 2024 consist of the following:

	2023	2024

	(in millions of yen)
Land	577,755	577,026
Buildings	703,655	684,476
Equipment and furniture	378,015	393,379
Leasehold improvements	204,835	217,762
Construction in progress	44,393	47,787
Software	1,366,445	1,452,645

Total	3,275,098	3,373,076
Less: Accumulated depreciation and amortization	1,621,210	1,658,590

Premises and equipment—net	1,653,888	1,714,485

Depreciation and amortization expense for premises and equipment for the fiscal years ended March 31, 2022, 2023 and 2024 was ¥220,436 million, ¥231,291 million and ¥214,157 million, respectively.
Depreciation and amortization expense related to software was reported in General and administrative expenses, and all other depreciation and amortization expense was reported in Occupancy expenses.
The MHFG Group recognized impairment losses of ¥13,500 million on premises and equipment for the fiscal year ended March 31, 2022, of which ¥433 million was recorded in General and administrative expenses and ¥13,067 million was recorded in Occupancy expenses. Such losses included ¥12,976 million of impairment losses related mainly to real estate used for the entity-wide assets. This real estate is either no longer being used or the carrying amount is not recoverable.
The amount of impairment losses on premises and equipment for the fiscal year ended March 31, 2023 was not significant.
The amount of impairment losses on premises and equipment for the fiscal year ended March 31, 2024 was not significant.